Schedule III - Real Estate and Accumulated Depreciation - Footnotes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Total accumulated depreciation per consolidated balance sheet (property, buildings and equipment)	$ (2,641,241)
Property, buildings and equipment gross value	(7,986,434)	$ (7,474,281)
Total per Schedule III	5,522,190
Investment, tax basis, cost	5,100,000
Accumulated Depreciation:
Total sale-leaseback financing obligations	42,352	79,001
Reconciliation of the Company’s real estate activity to Schedule III:
Total real estate facilities gross amount per Schedule III	6,340,796
Real estate facilities, at cost - ending balance	7,225,126
Assets Not Under Construction
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Total per Schedule III	4,819,311
Accumulated Depreciation:
Ending Balance	(1,594,648)
Reconciliation of the Company’s real estate activity to Schedule III:
Total real estate facilities gross amount per Schedule III	5,637,917
Reconciliation of the Company’s accumulated depreciation to Schedule III:
Accumulated depreciation per Schedule III	(1,594,648)
Ending Balance	(1,594,648)
Sale Leaseback Transaction Accounted for as a Financing Lease
Accumulated Depreciation:
Total sale-leaseback financing obligations	$ 54,000	108,000	$ 147,000
Minimum
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Life on which depreciation is calculated	5 years
Maximum
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Life on which depreciation is calculated	43 years
Non-Real Estate Assets
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Total accumulated depreciation per consolidated balance sheet (property, buildings and equipment)	$ (1,046,593)
Building and improvements
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Property, buildings and equipment gross value	(4,798,286)	(4,462,565)
Building and improvements financing leases	21,025
Assets under construction
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Property, buildings and equipment gross value	(756,798)	(606,233)
Personal property assets under construction
Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Property, buildings and equipment gross value	(53,919)
Real Estate
Real Estate Facilities, at Cost:
Beginning Balance	6,636,191	6,559,755	6,261,663
Capital expenditures to Maintain Real Estate Facilities	270,717	183,986	231,984
Acquisitions	61,970	0	44,911
Capital expenditures for Expansion and Development	388,516	0	0
Disposition	(193,325)	(9,399)	(6,829)
Impairment	(41,047)	(20,985)	0
Conversion of leased assets to owned	0	0	301
Impact of foreign exchange rate changes	102,104	(77,166)	27,725
Ending Balance	7,225,126	6,636,191	6,559,755
Accumulated Depreciation:
Beginning Balance	(1,882,671)	(1,693,983)	(1,470,179)
Depreciation expense	(231,253)	(211,061)	(215,731)
Dispositions	40,814	5,621	1,037
Impact of foreign exchange rate changes	(17,870)	16,752	(9,110)
Ending Balance	(2,090,980)	(1,882,671)	(1,693,983)
Total Real Estate Facilities, Net at December 31	5,134,146	4,753,520	4,865,772
Reconciliation of the Company’s accumulated depreciation to Schedule III:
Accumulated depreciation per Schedule III	(2,090,980)	(1,882,671)	(1,693,983)
Ending Balance	(2,090,980)	$ (1,882,671)	$ (1,693,983)
Refrigeration Equipment
Accumulated Depreciation:
Ending Balance	(496,332)
Reconciliation of the Company’s real estate activity to Schedule III:
Real estate facilities, at cost - ending balance	884,330
Reconciliation of the Company’s accumulated depreciation to Schedule III:
Accumulated depreciation per Schedule III	(496,332)
Ending Balance	$ (496,332)